Stockholders' equity - Obligations to deliver (Details) SFr / shares in Units, shares in Millions, SFr in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2018 SFr / shares	Dec. 31, 2018 CHF (SFr) SFr / shares shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2018 USD ($) shares
Details of Stockholder's equity
Call options held by bank (in shares)		13.3			13.3
Call options held by the bank, weighted-average strike price (in Swiss francs per share) | SFr / shares		SFr 21.57
Call options held by bank, exercisable (in shares)		5.1			5.1
Call options held by the bank, exercisable, weighted-average strike price (in Swiss francs per share) | SFr / shares		SFr 21.12
Proposed distribution (in Swiss francs per share) | SFr / shares	SFr 0.80
Minimum
Details of Stockholder's equity
Call options held by the bank, strike price (in Swiss francs per share) | SFr / shares		19.50
Call options held by the bank, exercisable, strike price (in Swiss francs per share) | SFr / shares		19.50
Maximum
Details of Stockholder's equity
Call options held by the bank, strike price (in Swiss francs per share) | SFr / shares		23.50
Call options held by the bank, exercisable, strike price (in Swiss francs per share) | SFr / shares		SFr 22.50
ABB Ltd (unconsolidated)
Details of Stockholder's equity
Total statutory stockholders' equity		SFr 8,511			$ 8,652
Share capital of ABB Ltd, Zurich		260			264
Reserves of ABB Ltd, Zurich		9,045			9,195
Restricted legal reserves for own shares of ABB Ltd, Zurich		794			807
Share capital restricted and not available for distribution		SFr 52			$ 53
Percentage of share capital restricted		20.00%			20.00%
Options under 2013 launch of the MIP
Details of Stockholder's equity
Strike price of options granted (in Swiss francs per share) | SFr / shares		SFr 21.50
Options under 2013 launch of the MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares)		16.2			16.2
Options under 2014 launch of MIP
Details of Stockholder's equity
Strike price of options granted (in Swiss francs per share) | SFr / shares		SFr 21.00
Options under 2014 launch of MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares)		14.5			14.5
Options under 2015 launch of MIP
Details of Stockholder's equity
Strike price of options granted (in Swiss francs per share) | SFr / shares		SFr 19.50
Options under 2015 launch of MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares)		15.6			15.6
Options under 2016 launch of MIP
Details of Stockholder's equity
Shares issued relating to call options (in shares)				8.9
Strike price of options granted (in Swiss francs per share) | SFr / shares		SFr 21.50
Options under 2016 launch of MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares)		14.8			14.8
Options under 2017 launch of MIP
Details of Stockholder's equity
Shares issued relating to call options (in shares)			6.3
Strike price of options granted (in Swiss francs per share) | SFr / shares		SFr 22.50
Options under 2017 launch of MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares)		13.7			13.7
Options under 2018 launch of MIP
Details of Stockholder's equity
Shares issued relating to call options (in shares)		2.4
Strike price of options granted (in Swiss francs per share) | SFr / shares		SFr 23.50
Options under 2018 launch of MIP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares)		14.1			14.1
ESAP
Details of Stockholder's equity
Shares issued from treasury stock (in shares)			2.8	2.6
ESAP | Maximum
Details of Stockholder's equity
Outstanding obligation of options granted (in shares)		3.6			3.6
Other share-based payment arrangements | Maximum
Details of Stockholder's equity
Outstanding obligation of options and shares granted (in shares)		1.0			1.0
LTIP 2018, 2017 and 2016 Launches
Details of Stockholder's equity
Outstanding obligation of shares granted (in shares)		4.5			4.5